Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,029	$ 1,961
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 659	$ 620